Consolidated statement of operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	€ 15,673	€ 13,247	€ 11,727
Cost of revenue	10,949	9,850	8,801
Gross profit	4,724	3,397	2,926
Research and development	1,486	1,725	1,387
Sales and marketing	1,392	1,533	1,572
General and administrative	481	585	626
Total operating expense	3,359	3,843	3,585
Operating income/(loss)	1,365	(446)	(659)
Finance income	328	161	421
Finance costs	(352)	(220)	(132)
Finance (costs)/income - net	(24)	(59)	289
Income/(loss) before tax	1,341	(505)	(370)
Income tax expense	203	27	60
Net income/(loss) attributable to owners of the parent	€ 1,138	€ (532)	€ (430)
Earnings/(loss) per share attributable to owners of the parent
Basic (euro per share)	€ 5.67	€ (2.73)	€ (2.23)
Diluted (euro per share)	€ 5.50	€ (2.73)	€ (2.93)
Weighted-average ordinary shares outstanding
Basic (in shares)	200,622,518	194,732,304	192,934,862
Diluted (in shares)	206,990,369	194,732,304	195,846,362